Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2012
Goodwill, Intangible Assets and In-Process Revenue Contracts
6.	Goodwill, Intangible Assets and In-Process Revenue Contracts

Goodwill

The carrying amount of goodwill for the years ended December 31, 2012 and 2011, for the Company’s reportable segments are as follows:

	Shuttle Tanker and FSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2010	130,908	35,631	36,652	203,191
Goodwill impairment	—	—	(36,652)	(36,652)

Balance as of December 31, 2011 and 2012	130,908	35,631	—	166,539

A goodwill impairment charge of $36.7 million was recognized in the Company’s consolidated statements of loss for the year ended December 31, 2011 in respect of its Suezmax tanker reporting unit. The fair value of this reporting unit was determined using the present value of expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are in part based upon existing contracts, future tanker market rates, historical experience, financial forecasts and industry trends and conditions. The recognition of the goodwill impairment charge was driven by the continuing weak tanker market, which has largely been caused by an oversupply of vessels relative to demand.

Intangible Assets

As at December 31, 2012, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	13.7	316,684	(191,587)	125,097
Other intangible assets	0.9	1,280	(241)	1,039

	13.6	317,964	(191,828)	126,136

As at December 31, 2011 the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	15.6	329,815	(194,266)	135,549
Other intangible assets	4.5	11,430	(10,237)	1,193

	15.2	341,245	(204,503)	136,742

Aggregate amortization expense of intangible assets for the year ended December 31, 2012, was $17.2 million (2011—$19.1 million, 2010—$26.2 million), which is included in depreciation and amortization. Amortization of intangible assets for the five years following 2012 is expected to be $18.4 million (2013), $13.0 million (2014), $11.9 million (2015), $10.9 million (2016), $9.9 million (2017) and $62.0 million (thereafter). During the year ended December 31, 2012, unfavorable customer contracts with a carrying value of $5.9 million were reclassified from intangible assets to in-process revenue contracts.

During 2010, the Company recognized $31.7 million in write-downs of three vessel purchase options and certain in-charter customer contracts. The vessel purchase options and in-charter contracts either expired unexercised or were unlikely to be exercised by the Company.

In-Process Revenue Contracts

As part of the Company’s acquisition of FPSO units from Sevan and its previous acquisitions of Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl) and 50% of OMI Corporation (or OMI), the Company assumed certain FPSO contracts and time charter-out contracts with terms that were less favorable than the then prevailing market terms. At the time of the acquisitions, the Company recognized a liability based on the estimated fair value of these contracts. The Company is amortizing this liability over the estimated remaining terms of the contracts on a weighted basis based on the projected revenue to be earned under the contracts.

Amortization of in-process revenue contracts for the year ended December 31, 2012 was $72.9 million (2011—$46.4 million, 2010—$48.3 million), which is included in revenues on the consolidated statements of loss. Amortization for the five years following 2012 is expected to be $61.7 million (2013), $40.2 million (2014), $19.8 million (2015), $19.8 million (2016), $19.8 million (2017) and $80.3 million (thereafter).